united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

            Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

            225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

            Jennifer Farrell, Gemini Fund Services, LLC.

           80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 10/31/21

Amended to reflect the proper dates in the audit opinion in connection with the change in fiscal year end of the fund from November 30th to October 31st.

Item1. Reports to Stockholders.

Main BuyWrite Fund
Class I Shares (BUYWX)

Annual Report
October 31, 2021

1-855-907-3373
www.mainmgtfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Main BuyWrite Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

October 31, 2021

Dear Shareholder,

On a 2021 calendar year-to-date basis through October 31, 2021, the Fund has returned +8.33%. Over the same time period, the HFRI Equity Hedge Index is up +12.78%. On a year-to-date basis, the Fund’s performance is currently in line with its annual objective, which is a full-year return of mid-to-high single digits. The overall portfolio remains positioned with a barbell approach between growth and value. For the trailing 1 year, the Fund is up +21.43% and the HFRI Equity Hedge Index is up +29.19%. The strongest positive contributions to the Fund’s performance have come from its positions in exchange-traded funds with exposure in the S&P 500 (SPY), and the NASDAQ (QQQ) and the Dow Jones Industrial Average (DIA), while its positions in China Healthcare (KURE) and Emerging Markets (EEM) have weighed on performance. As we head into 2022, we are cognizant of the fact that growth surprises around the globe may result in larger moves in volatility and we will continue to actively manage the call writing with longer-dated covered call options paired with shorter-dated ones, seeking to take advantage of these volatility moves as they occur. We feel that the strategy remains well-positioned in the current environment and may be a good complement to a fixed income allocation in this period of low yields by providing additional income.

We at Main Management Fund Advisors, LLC would like to thank you for being an investor in Main BuyWrite Fund and look forward to working with you once more in the coming year.

Glossary of Terms:

HFRI Equity Hedge Index - The index tracks approximately 2,000 hedge funds dating back to 1990 on an equal weighted basis. It is a non-investible index. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios.

Source: Hedge Fund Research (www.hedgefundresearch.com)

6766-NLD-11302021

MAIN BUYWRITE FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2021

The Fund’s performance figures* for the periods ended October 31, 2021, as compared to its benchmark:

	Eleven Month	One Year	Five Year	Since Inception	(1)
Main BuyWrite Fund - Class I	11.21%	21.43%	5.07%	4.37%
HFRI Equity Hedge Index (3)	19.31%	29.19%	10.17%	9.27%	(2)

Comparison of the Change in Value of a $100,000 Investment

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Class A shares are subject to a 4.75% sales load on purchases. Redemptions made within 60 days may be assessed a fee of 1.00% of the amount redeemed. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2031, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.45%, 2.20% or 1.20% of the Fund’s average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees were waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser. The total operating expenses before fee waiver and expense reimbursement as stated in the fee table to the Fund’s prospectus dated March 30, 2021 is 1.88%, 2.63% and 1.63% for Class A, Class C and Class I shares respectively. For performance information current to the most recent month-end, please call 1-855-907-3373.

(1)	Inception date is December 29, 2015.

(2)	Inception date is December 31, 2015.

(3)	HFRI Equity Hedge Index

Equity Hedge: Investment Managers maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge Managers would typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	108.5%
Call Options Written	(14.9)%
Other Assets in Excess of Liabilities	6.4%
100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

MAIN BUYWRITE FUND
SCHEDULE OF INVESTMENTS
October 31, 2021

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 108.5%
	EQUITY - 108.5%
243,700	Consumer Staples Select Sector SPDR Fund(a)				$17,363,625
55,200	Invesco QQQ Trust Series 1(a)				21,313,272
89,200	iShares Russell 2000 ETF(a)				20,342,060
24,800	SPDR Dow Jones Industrial Average ETF Trust(a)				8,884,104
130,000	SPDR S&P 500 ETF Trust(a)				59,702,500
44,700	VanEck Oil Services ETF(a)				9,397,728
					137,003,289

	TOTAL EXCHANGE-TRADED FUNDS (Cost $106,532,817)				137,003,289

	TOTAL INVESTMENTS - 108.5% (Cost $106,532,817)				$137,003,289
	CALL OPTIONS WRITTEN - (14.9)% (Proceeds - $8,751,482)				(18,831,462)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.4%				8,024,709
	NET ASSETS - 100.0%				$126,196,536

			Exercise
Contracts(b)		Expiration Date	Price	Notional Value
	EQUITY OPTIONS WRITTEN - (14.9)%
	CALL OPTIONS WRITTEN - (14.9)%
2,437	Consumer Staples Select Sector SPDR Fund	12/17/2021	$69	$17,363,625	$700,637
552	Invesco QQQ Trust Series 1	12/17/2021	321	21,313,272	3,657,000
892	iShares Russell 2000 ETF	12/17/2021	202	20,342,060	2,437,390
248	SPDR Dow Jones Industrial Average ETF Trust	01/21/2022	315	8,884,104	1,107,320
1,300	SPDR S&P 500 ETF Trust	12/17/2021	380	59,702,500	10,439,650
447	VanEck Oil Services ETF	11/19/2021	205	9,397,728	489,465
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $8,751,482)				18,831,462

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $8,751,482)				$18,831,462

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

MAIN BUYWRITE FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2021

ASSETS
Investment securities:
At cost	$106,532,817
At value	$137,003,289
Cash and cash equivalents	1,410,828
Cash held for collateral at custodian for options	307,427
Receivable for fund shares sold	6,412,793
Dividends and interest receivable	2,894
Prepaid expenses and other assets	23,465
TOTAL ASSETS	145,160,696

LIABILITIES
Options written at fair value (Proceeds $8,751,482)	18,831,462
Payable for fund shares redeemed	6,969
Investment advisory fees payable	83,018
Payable to related parties	21,890
Other accrued expenses and other liabilities	20,821
TOTAL LIABILITIES	18,964,160
NET ASSETS	$126,196,536

NET ASSETS CONSIST OF:
Paid in capital	$115,198,351
Distributable earnings	10,998,185
NET ASSETS	$126,196,536

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$126,196,536
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,102,941
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.49

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

MAIN BUYWRITE FUND
STATEMENTS OF OPERATIONS

	For the	For the
	Period* Ended	Year Ended
	October 31, 2021	November 30, 2020
INVESTMENT INCOME
Dividends	$1,110,149	$1,323,461
Interest	1,464	18,799
TOTAL INVESTMENT INCOME	1,111,613	1,342,260

EXPENSES
Investment advisory fees	906,982	607,931
Administrative services fees	84,778	62,798
Third party administrative servicing fees	74,520	54,696
Professional fees	37,639	34,552
Transfer agent fees	29,435	28,604
Registration fees	35,582	23,001
Accounting services fees	23,297	21,579
Trustees fees and expenses	10,354	16,018
Printing and postage expenses	19,653	14,790
Compliance Officer fees	10,850	13,992
Custodian fees	10,697	10,980
Insurance expense	4,581	4,184
Other expenses	3,544	3,052
TOTAL EXPENSES	1,251,912	896,177

Less: Fees waived by the Adviser	(161,476)	(167,316)

NET EXPENSES	1,090,436	728,861

NET INVESTMENT INCOME	21,177	613,399

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	2,920,008	(5,709,802)
Options written	(481,143)	(2,234,673)
	2,438,865	(7,944,475)
Net change in unrealized appreciation (depreciation) on:
Investments	16,741,480	3,155,557
Options written	(9,331,960)	2,584,215
	7,409,520	5,739,772
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN	9,848,385	(2,204,703)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,869,562	$(1,591,304)

*	Represents the period December 1, 2020 to October 31, 2021.

See accompanying notes to financial statements.

MAIN BUYWRITE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the	For the
	Period* Ended	Year Ended	Year Ended
	October 31, 2021	November 30, 2020	November 30, 2019
FROM OPERATIONS:
Net investment income	$21,177	$613,399	$345,013
Net realized gain (loss) from investments and options written	2,438,865	(7,944,475)	(2,856,588)
Net change in unrealized appreciation of investments and options written	7,409,520	5,739,772	4,316,218
Net increase (decrease) in net assets resulting from operations	9,869,562	(1,591,304)	1,804,643

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions paid	(151,676)	(612,258)	(307,490)
Return of capital	—	(10,433)	(47,381)
Decrease in net assets resulting from distributions to shareholders	(151,676)	(622,691)	(354,871)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	70,979,583	19,701,513	31,625,709
Reinvestment of distributions	151,676	622,690	354,871
Redemption fee proceeds	—	372	54
Payments for shares redeemed	(11,835,718)	(38,269,163)	(20,127,396)
Net increase (decrease) in net assets resulting from shares of beneficial interest	59,295,541	(17,944,588)	11,853,238

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,013,427	(20,158,583)	13,303,010

NET ASSETS
Beginning of Period	57,183,109	77,341,692	64,038,682
End of Period	$126,196,536	$57,183,109	$77,341,692

SHARE ACTIVITY
Shares Sold	5,995,430	1,942,563	2,955,611
Shares Reinvested	13,328	56,146	36,357
Shares Redeemed	(982,885)	(3,856,873)	(1,877,078)
Net increase (decrease) in shares of beneficial interest outstanding	5,025,873	(1,858,164)	1,114,890

*	Represents the period December 1, 2020 to October 31, 2021.

See accompanying notes to financial statements.

MAIN BUYWRITE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the		For the		For the	For the	For the		For the
	Period* Ended		Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
Class I Shares	October 31, 2021		November 30, 2020		November 30, 2019	November 30, 2018	November 30, 2017		November 30, 2016 (1)
Net asset value, beginning of period	$11.26		$11.15		$11.00	$10.84	$10.12		$10.00
Income from investment operations:
Net investment income (2)	0.00	(3)	0.10		0.05	0.02	0.04		0.00	(3)
Net realized and unrealized gain on investments and options written	1.26		0.10	(4)	0.16	0.19 (4)	0.74		0.12
Total from investment operations	1.26		0.20		0.21	0.21	0.78		0.12
Less distributions from:
Net investment income	(0.03)		(0.09)		(0.05)	(0.05)	(0.06)		(0.00	) (3)
Return of capital	—		(0.00	) (3)	(0.01)	—	—		(0.00	) (3)
Total distributions	(0.03)		(0.09)		(0.06)	(0.05)	(0.06)		(0.00	) (3)
Paid-in-Capital From Redemption Fees	—		0.00	(3)	0.00 (3)	0.00 (3)	—		—
Net asset value, end of period	$12.49		$11.26		$11.15	$11.00	$10.84		$10.12
Total return (5)	11.21	% (6)	1.84%		1.97%	1.92%	7.70%		1.25	% (6)
Net assets, at end of period (000s)	$126,197		$57,183		$77,342	$64,039	$26,859		$23,219
Ratio of gross expenses to average net assets (7,9)	1.38	% (8)	1.48%		1.39%	1.48%	1.77%		2.11	% (8)
Ratio of net expenses to average net assets (9)	1.20	% (8)	1.20%		1.20%	1.20%	1.20	% (11)	1.20	% (8,11)
Ratio of net investment income to average net assets (10)	0.02	% (8)	1.01%		0.50%	0.18%	0.39	% (11)	0.01	% (8,11)
Portfolio Turnover Rate	48	% (6)	95%		51%	22%	21%		73	% (6)

*	Represents the period December 1, 2020 to October 31, 2021.

(1)	The Main BuyWrite Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount represents less than $0.005 per share.

(4)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(5)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor/administrator.

(8)	Annualized.

(9)	Does not include the expenses of other investment companies in which the Fund invests.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(11)	Ratios include 0.07% and 0.20% of voluntary waived administrator fees during the year ended November 30, 2017 and the period ended November 30, 2016, respectively.

See accompanying notes to financial statements.

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2021

1.	ORGANIZATION

The Main BuyWrite Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide total return from current income and gains from long-term capital appreciation. The Fund commenced operations on December 29, 2015. At a meeting of the Audit Committee of the Board of Trustees (the “Board”), held on July 19, 2021, the fiscal year end of the Fund was moved to October 31.

The Fund currently offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of October 31, 2021, Class A and Class C shares had not commenced operations.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost which approximates value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset value per share (“NAV”) as reported by such investment companies. Exchange Traded Funds (“ETFs”) are valued at the last reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2021 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$137,003,289	$—	$—	$137,003,289
Total	$137,003,289	$—	$—	$137,003,289

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$—	$18,831,462	$—	$18,831,462
Total	$—	$18,831,462	$—	$18,831,462

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options is reported on the Schedule of Investments.

“BuyWrite” is an investment strategy of writing (selling) call options on a security owned by the Fund to generate additional returns from the option premium. The Fund also seeks returns by writing (selling) secured put options.

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

Written call and put options may limit the Fund’s participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. Call options involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

Derivatives Risk – The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events; changes in interest rates, inflation and deflation; and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including:

Leverage and Volatility Risk: Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including options, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund may experience lower returns if the value of the reference index or security rises above the strike price.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

Federal Income Tax – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions taken on returns filed for open tax years or expected to be taken expected to be taken in the Fund’s October 31, 2021 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identified its major tax jurisdictions as U.S. federal, Ohio (Nebraska in years prior to 2019), and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and cash equivalents – Cash and cash equivalents are held with a financial institution and include demand deposits and short-term, liquid investments with an original maturity of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund. The Fund did not transact in securities lending during the period ended October 31, 2021.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on companies and markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

3.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2021, the costs of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $108,631,418 and $49,998,981 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Main Management Fund Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the period ended October 31, 2021, the Fund incurred $906,982 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2031, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 1.45%, 2.20% or 1.20% of the Fund’s average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years (within the three years after the fees were waived or reimbursed), if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. During the period ended October 31, 2021, the Adviser waived fees or reimbursed expenses in the amount of $161,476 pursuant to its contractual agreement. The total amount of advisory fees waived subject to recapture is $461,063, of which $132,271 will expire on November 30, 2022, $167,316 will expire on November 30, 2023 and $161,476 will expire on October 31, 2024.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares, as amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A and Class C shares. Under the Plan, the Fund may pay up to 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. As of October 31, 2021, Class A and Class C have not commenced operations. For the period ended October 31, 2021, the Fund did not incur any distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of Ultimus Fund Solutions, LLC. For the period ended October 31, 2021, the Distributor did not receive any underwriting commissions for sales of the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund as shown in the Statements of Operations. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the compliance officer fees in the Statements of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the printing and postage expense in the Statements of Operations.

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative transactions on the Fund’s Statement of Assets and Liabilities as of October 31, 2021.

Contract Type/Primary Risk Exposure	Statement of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Options Written, at fair value	$18,831,462

The following is a summary of the effect of derivative instruments on the Fund’s Statements of Operations for the periods ended November 30, 2020 and October 31, 2021.

For the year ended November 30, 2020

		Net Change in Unrealized
	Realized (Loss)	Appreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$(2,234,673)	$2,584,215

For the Period Ended October 31, 2021

		Net Change in Unrealized
	Realized (Loss)	Appreciation
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity Contract/Equity Price Risk	$(481,143)	$(9,331,960)

The notional value of the derivative instruments outstanding as of October 31, 2021 was $112,596,514.

As of October 31, 2021, portfolio securities valued at $137,003,289 were held in escrow as coverage for call options written by the Fund. As of October 31, 2021, there was $307,427 in cash held for collateral at the custodian for written options.

During the period ended October 31, 2021, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at October 31, 2021 for the Fund.

				Net Amounts of	Financial		Cash
	Gross Amounts of	Gross Amounts of		Liabilities Presented in the	Instruments		Collateral	Net
Description	Recognized Assets	Recognized Liabilities		Statement of Assets & Liabilities	Pledged		Pledged	Amount
Options Written	$—	$18,831,462	(1)	$18,831,462	$18,831,462	(2)	$—	$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged or held as collateral at the custodian for options.

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2021 and years ended November 30, 2020 and November 30, 2019 was as follows:

	Fiscal Period Ended	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2021	November 30, 2020	November 30, 2019
Ordinary Income	$151,676	$612,258	$307,490
Long-Term Capital Gain	—	—	—
Return of Capital	—	10,433	47,381
	$151,676	$622,691	$354,871

As of October 31, 2021, the components of distributable earnings/(losses) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
$13,314	$—	$(143,813)	$(9,037,580)	$(202,620)	$20,368,884	$10,998,185

The difference between book basis and tax basis accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of wash sales and tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $143,813.

At October 31, 2021, the Fund had capital loss carry forwards “CLCF” for federal income tax purposes available to offset future capital gains and utilized capital loss carry forwards as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$9,037,580	$—	$9,037,580	$2,199,408

Permanent book and tax differences, primarily attributable to the tax adjustments for grantor trusts, resulted in reclassifications for the Fund for the fiscal period ended October 31, 2021 as follows:

Paid
In	Distributable
Capital	Earnings (Losses)
$(802)	$802

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At October 31, 2021, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
Main BuyWrite Fund	$97,802,943	$30,588,250	$(10,219,366)	$20,368,884

MAIN BUYWRITE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2021

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a significant portion of its assets in the SPDR S&P 500 ETF Trust (“SPDR ETF”). The Fund may redeem its investment from SPDR ETF at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the SPDR ETF. The financial statements of the SPDR ETF, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Fund’s financial statements. As of October 31, 2021, the percentage of the Fund’s net assets invested in the SPDR ETF was 47.3%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of October 31, 2021 TD Ameritrade, Inc. (for the benefit of its customers) held approximately 76.9% of the voting securities of the Fund’s Class I shares.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the fund. When fully implemented, Rule 18f-4 may require changes in how a fund uses derivatives, adversely affect the fund’s performance and increase costs related to the fund’s use of derivatives.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. On December 21, 2021 the Fund made an income distribution of $0.0065 per share. Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Main BuyWrite Fund and

Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Main BuyWrite Fund (the “Fund”), a series of Northern Lights Fund Trust IV, as of October 31, 2021, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Main BuyWrite Fund	For the period from December 1, 2020 to October 31, 2021, and the year ended November 30, 2020	For the period from December 1, 2020 to October 31, 2021, and the years ended November 30, 2020 and 2019	For the period from December 1, 2020 to October 31, 2021, the years ended November 30, 2020, 2019, 2018 and 2017 and for the period from December 29, 2015 (commencement of operations) through November 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funs in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies with a related advisor since 2015.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

December 29, 2021

MAIN BUYWRITE FUND
EXPENSE EXAMPLE (Unaudited)
October 31, 2021

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Annualized	Expenses Paid
	Account Value	Value	Expense	During Period
	5/1/21	10/31/21	Ratio	5/1/21-10/31/21
Actual*
Main BuyWrite Fund	$1,000.00	$1,029.70	1.20%	$6.14
Hypothetical*
(5% return before expenses)
Main BuyWrite Fund	$1,000.00	$1,019.16	1.20%	$6.11

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184), divided by the number of days in the fiscal year (365).

MAIN BUYWRITE FUND
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended October 31, 2021, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and they determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

MAIN BUYWRITE FUND
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2021

Renewal of the Investment Advisory Agreement with Main Management Fund Advisors, LLC (“MMFA”) with respect to Main BuyWrite

In connection with the Meetings of the Board of Trustees (the “Trustees”) of Northern Lights Fund Trust IV (the “Trust”), held on July 19-20, 2021, the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “MMFA Advisory Agreement”) between Main Management Fund Advisors, LLC (“MMFA”) and the Trust, with respect to Main BuyWrite Fund (the “Fund”). In considering the renewal of the MMFA Advisory Agreement, the Trustees received materials specifically relating to the MMFA Advisory Agreement.

The Trustees reviewed and discussed the materials about the existing MMEA Advisory Agreement and MMFA Advisory Agreement renewal that were provided in advance of the Meeting and deliberated on the approval of the renewal of the MMEA Advisory Agreement and MMFA Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the MMEA Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees was based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each member of the Trustees may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the renewal of the MMEA Advisory Agreement on behalf of Main BW.

Nature, Extent and Quality of Services. During the discussions with MMFA, the Trustees reviewed materials provided by MMFA relating to the MMFA Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Main BW including the individuals that primarily monitor and execute the investment process. The Trustees noted MMFA’s “buywrite” investment process was based on extensive research and analysis and security selection decisions were based on internal and external research and trading information. The Trustees discussed and noted they had met MMFA previously and were familiar with MMFA’s ability to manage a fund as well as its commitment to Main BW. The Trustees then discussed the extent of MMFA research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Trustees considered MMFA’s specific responsibilities in all aspects of the day-to-day management of Main BW and concluded that MMFA’s personnel have the qualifications and expertise to manage MMFA. The Trustees also reviewed the descriptions provided by MMFA of its practices for monitoring compliance with the Main BW’s investment limitations including monthly review by the internal investment committee. The Trustees then reviewed the capitalization of MMFA based on financial information and other materials provided by and discussed with MMFA and concluded that MMFA was sufficiently well-capitalized in order to meet its obligations to Main BW. The Trustees discussed MMFA broker selection process acknowledged that MMFA’s best execution review and approved broker-dealers are based on a broad range of factors. The Trustees engaged in a discussion with the Trust’s CCO regarding MMFA’s business practices and the Trustees noted that the CCO of the Trust continued to represent that MMFA policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Trustees concluded that the adviser has the potential to continue to deliver a high quality of service in line with their expectations.

Performance. The Trustees discussed the reports prepared by Broadridge and reviewed the performance of Main BW as compared to its Broadridge selected peer group, Morningstar category and benchmark for the for the one year, three year, five-year and since-inception periods ended April 30, 2021. The Trustees noted that Main BW underperformed its respective peer group, Morningstar category and benchmark for the same periods. The Trustees noted the portfolio managers’ ability to manage risk and concluded that past performance was acceptable and generally in line with its risk level. The Trustees concluded that the performance obtained by MMFA for Main BuyWrite was satisfactory.

Fees and Expenses. As to the costs of the services to be provided by MMFA the Trustees discussed the comparison of advisory fees and total operating expense data and reviewed Main BW’s advisory fee and overall expenses compared to its Broadridge selected peer group and Morningstar category as presented

MAIN BUYWRITE FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2021

in the Broadridge Report. The Trustees noted the advisory fee of 1.00% was higher than the Broadridge peer group and Morningstar category average of 0.79% and 0.83% but below the category high of 1.25%. The Trustees acknowledged the Adviser assertion that Main BW’s assets were smaller than the average fund in the Morningstar Category and that the complexity of the option strategy in managing Main BW’s. The Trustees considered Main BW’s net expense ratio and noted that at 1.20%, Main BW’s net expense ratio was higher than the peer group average of 1.03% but lower than the category high of 1.40%. The Trustees also reviewed the contractual arrangements for Main SR, which stated that MMFA had agreed to waive or limit its advisory fee and/or reimburse expenses, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.90% average net assets, and found such arrangements to be beneficial to shareholders. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis provided by MMFA for the most recent 12 months of the Fund’s operation during the review period. The Trustees found that MMFA realized a net profit from the MMFA Advisory agreement. The Trustees concluded, after further discussion of the profitability analysis provided, that excessive profitability from MMFA’s relationship with Main BW was not an issue at this time.

Economies of Scale. The Trustees noted that the Fund’s growth had not been at a rate that would allow MMFA to realize economies of scale. The Trustees noted MMFA was willing to discuss the implementation of breakpoints as to the extent there is significant growth in Main BW’s assets, and MMFA achieves material economies of scale related to its operation. The Trustees concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from MMFA and MMEA as the Trustees believed to be reasonably necessary to evaluate the terms of the MMFA Advisory Agreement and MMEA Advisory Agreement, respectively, and as assisted by the advice of independent counsel, the Trustees determined that approval of the MMFA Advisory Agreement and MMEA Advisory Agreement is in the best interests of Main BW and its shareholders.

MAIN BUYWRITE FUND
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2021

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi-Strategy Fund (2014- 2017); Hatteras Trust (2004-2016)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	1	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

10/31/21 – NLFT IV_v1

MAIN BUYWRITE FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2021

Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	N/A	N/A
Sam Singh Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell Year of Birth: 1969	Secretary since 2017	Manager, Legal Administration, Ultimus Fund Solutions, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017- 2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of October 31, 2021, the Trust was comprised of 27 other active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-907-3373.

10/31/21 – NLFT IV_v1

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies will be available without charge, upon request, by calling 1-855-907-3373 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-907-3373.

ADVISER
Main Management Fund Advisors, LLC
601 California Street, Suite 620
San Francisco, California 94108

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

MAINBW-AR21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not Applicable.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

11/30/2019 – $13,000

11/30/2020 – $13,500

10/31/2021 – $13,500

(b)        Audit-Related Fees

11/30/2019 – None

11/30/2020 – None

10/31/2021 – None

(c)	Tax Fees

11/30/2019 – $3,000

11/30/2020 – $3,500

10/31/2021 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

11/30/2019 – None

11/30/2020 – None

10/31/2021 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                                11/30/2019      11/30/2020       10/31/2021

                       Audit-Related Fees:       0.00%              0.00%            0.00%

Tax Fees:                      0.00%              0.00%            0.00%

All Other Fees:              0.00%             0.00%            0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

11/30/2019 - $3,000

11/30/2020 - $3,500

10/31/2021 - $3,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)     Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

       /s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 12/13/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

       /s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 12/13/22

By (Signature and Title)

       /s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 12/13/22